Segment Information - Schedule of Segment Information (Details) - Business Segments [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Line Items]
Net revenue		$ 1,498,874	$ 1,916,453
Less: Cost of good sold		(63,144)	(808,315)
Segment gross margin		1,435,730	1,108,138
Less:
Compensation		1,941,672	3,099,285
Marketing		274,039	362,013
Other segment items	[1]	11,557,240	24,406,028
Segment net loss from operations		(12,337,221)	(27,235,778)
Reconciliation of loss:
Other income (expense), net		7,667,210	(11,758,750)
Loss before income taxes		$ (4,670,011)	$ (38,994,528)

[1]	Other segment items comprising segment net loss include research and development, stock related expenses, and certain general and administrative expenses